UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International

            Growth and Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia – 3.2%
Australia & New Zealand Banking Group Ltd.	414,600	$9,430,184
BHP Billiton Ltd. - ADR (a)	106,600	8,468,304
CSL Ltd.	70,500	2,326,091
Newcrest Mining Ltd.	267,600	9,578,314

		29,802,893

Belgium – 1.3%
Anheuser-Busch InBev NV	196,700	11,959,533

Bermuda – 0.7%
Seadrill Ltd.	185,689	6,914,294

Brazil – 3.3%
Banco Bradesco SA - ADR (a)	513,600	9,183,168
Banco Bradesco SA, Preference Shares	203,300	3,653,629
BM&FBOVESPA SA	962,344	6,053,205
BRF - Brasil Foods SA	145,151	2,874,442
Cia Energetica de Minas Gerais - ADR	452,500	9,158,600
Tractebel Energia SA	11,700	203,170

		31,126,214

British Virgin Islands – 0.7%
Arcos Dorados Holdings, Inc., Class A (a)	311,000	6,686,500

Canada – 5.4%
First Quantum Minerals Ltd. (a)	254,300	5,569,391
Gildan Activewear, Inc. (a)	114,500	2,491,662
Goldcorp, Inc. (a)	92,000	4,449,985
Manulife Financial Corp. (a)	359,500	4,198,409
Royal Bank of Canada (a)	87,400	4,564,813
Suncor Energy, Inc. (a)	206,300	7,117,350
The Toronto-Dominion Bank (a)	99,200	7,671,256
TransCanada Corp. (a)	154,500	6,355,964
Yamana Gold, Inc. (a)	505,500	8,746,809

		51,165,639

China – 2.1%
Baidu, Inc. - ADR (a)(b)	36,800	4,692,736
China Construction Bank Corp., H Shares	5,569,700	4,445,528
China Merchants Bank Co. Ltd., H Shares	1,043,900	2,296,164
Industrial and Commercial Bank of China Ltd., H Shares	3,916,000	2,734,932
Lentuo International, Inc. - ADR (b)	155,700	454,644
Tencent Holdings Ltd.	209,900	5,125,380

		19,749,384

Denmark – 0.4%
Carlsberg A/S, Class B	53,200	4,055,242

France – 4.8%
AXA SA	431,073	6,563,772
BNP Paribas SA	83,300	3,543,096
Danone SA	117,900	7,293,829
GDF Suez	177,860	4,842,164
LVMH Moet Hennessy Louis Vuitton SA	44,600	7,225,283
Sanofi SA	158,600	11,759,017
Societe Generale SA	130,500	3,488,647

		44,715,808

Germany – 7.3%
Adidas AG	112,400	8,121,257
Allianz SE	75,400	8,311,880
Bayer AG	22,000	1,545,424
Bayerische Motoren Werke AG	60,800	5,217,451
Continental AG (b)	48,200	3,864,911
Deutsche Lufthansa AG	364,800	5,065,372

Common Stocks	Shares	Value
Germany (concluded)
Infineon Technologies AG	1,072,100	$9,824,687
K+S AG	144,400	6,903,296
Merck KGaA	62,300	6,509,647
Metro AG	73,000	2,817,652
Volkswagen AG, Preference Shares	61,344	10,903,352

		69,084,929

Gibraltar – 0.1%
Bwin.Party Digital Entertainment Plc	423,699	1,072,204

Hong Kong – 1.9%
AIA Group Ltd.	739,500	2,466,028
China Merchants Holdings International Co. Ltd.	702,000	2,331,411
China Mobile Ltd.	265,500	2,713,358
China Resources Enterprise Ltd.	920,000	3,170,007
Hong Kong Exchanges and Clearing Ltd.	109,500	1,897,611
Melco Crown Entertainment Ltd. - ADR (a)(b)	246,600	2,749,590
Wharf Holdings Ltd.	433,000	2,461,319

		17,789,324

India – 0.0%
Jubilant Foodworks Ltd. (b)	27,416	522,351

Indonesia – 0.4%
Adaro Energy Tbk PT	17,527,800	3,557,896

Ireland – 1.0%
Covidien Plc	91,400	4,707,100
Shire Plc - ADR (a)	44,900	4,468,448

		9,175,548

Israel – 0.9%
Check Point Software Technologies Ltd. (a)(b)	84,900	4,779,021
Teva Pharmaceutical Industries Ltd. - ADR (a)	76,100	3,434,393

		8,213,414

Italy – 1.6%
ENI SpA	381,000	8,441,730
Intesa Sanpaolo SpA	3,223,600	6,174,347

		14,616,077

Japan – 7.2%
Bridgestone Corp.	343,700	7,864,221
The Chiba Bank Ltd.	911,900	5,674,695
Daikin Industries Ltd.	148,400	4,312,300
Daiwa Office Investment Corp. - REIT	509	1,149,370
IHI Corp.	1,934,000	5,092,834
Japan Prime Realty Investment Corp. - REIT	889	2,127,497
Japan Tobacco, Inc.	594	2,933,131
JGC Corp.	108,000	2,987,698
Kubota Corp.	633,800	5,731,869
Mitsui Fudosan Co. Ltd.	131,500	2,170,089
ORIX Corp.	24,000	2,249,217
SMC Corp.	19,300	3,352,514
Softbank Corp.	203,900	5,698,155
Sumitomo Mitsui Financial Group, Inc.	71,200	2,276,996
Tokyo Electron Ltd.	93,600	5,335,705
Toray Industries, Inc.	798,700	6,014,371
Yamato Holdings Co. Ltd.	174,300	2,889,323

		67,859,985

Luxembourg – 1.0%
ArcelorMittal	467,000	9,593,616

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mexico – 1.5%
Fomento Economico Mexicano SAB de CV - ADR (a)	139,600	$9,844,592
Grupo Modelo SAB de CV, Series C	623,300	3,862,957

		13,707,549

Netherlands – 4.6%
Aegon NV (b)	891,300	4,330,045
Akzo Nobel NV	107,800	5,624,940
ASML Holding NV	65,300	2,807,182
Corio NV - REIT	16,300	759,588
ING Groep NV (b)	415,200	3,788,103
Koninklijke DSM NV	112,400	5,777,329
Royal Dutch Shell Plc, Class A - ADR (a)	224,200	15,998,912
Unilever NV	136,951	4,563,936

		43,650,035

Norway – 0.7%
Aker Solutions ASA	266,700	3,281,135
Storebrand ASA	594,900	2,945,596

		6,226,731

Singapore – 2.9%
Avago Technologies Ltd.	162,300	5,508,462
DBS Group Holdings Ltd.	583,000	6,257,255
Sakari Resources Ltd.	2,937,400	5,466,889
Singapore Telecommunications Ltd.	4,232,400	10,424,043

		27,656,649

South Africa – 1.0%
MTN Group Ltd.	288,000	4,899,985
Naspers Ltd., N Shares	85,400	4,270,105

		9,170,090

South Korea – 3.3%
Hynix Semiconductor, Inc. (b)	196,500	4,685,500
Hyundai Marine & Fire Insurance Co. Ltd.	223,300	6,552,146
Hyundai Mobis Co. Ltd. (b)	5,900	1,454,514
Kia Motors Corp.	48,900	2,935,870
KT Corp. - ADR (b)	274,600	4,088,794
Samsung Electronics Co. Ltd.	6,600	6,498,914
Samsung Life Insurance Co. Ltd.	62,400	4,652,795

		30,868,533

Spain – 1.7%
Repsol YPF SA	318,088	8,771,076
Telefonica SA	406,900	7,101,242

		15,872,318

Sweden – 0.5%
Svenska Cellulosa AB, B Shares	267,700	4,478,316

Switzerland – 5.4%
Julius Baer Group Ltd. (b)	127,000	5,175,603
Nestle SA	239,700	13,754,960
Roche Holding AG	40,600	6,887,974
Swiss Re AG (b)	170,500	9,278,220
Temenos Group AG (b)	290,300	5,242,069
Xstrata Plc	629,961	10,722,745

		51,061,571

Taiwan – 2.6%
Chunghwa Telecom Co. Ltd. - ADR	172,500	5,590,725
Mega Financial Holding Co. Ltd.	7,967,322	5,462,332
Taiwan Semiconductor Manufacturing Co. Ltd.	1,795,000	4,761,898

Common Stocks	Shares	Value

Taiwan (concluded)
United Microelectronics Corp.	15,695,000	$8,278,362

		24,093,317

United Kingdom – 17.9%
ARM Holdings Plc	98,300	946,071
Barclays Plc - ADR (a)	682,100	9,228,813
Barratt Developments Plc (b)	105,100	181,285
Bellway Plc	113,600	1,321,579
BG Group Plc	414,500	9,339,733
BP Plc	1,936,300	14,565,946
British American Tobacco Plc	304,200	14,007,823
Britvic Plc	1,128,700	6,125,398
Compass Group Plc	372,200	3,459,333
Experian Plc	617,523	8,378,164
GlaxoSmithKline Plc	369,825	8,226,283
HSBC Holdings Plc	1,442,600	12,053,057
Imperial Tobacco Group Plc	267,900	9,594,090
Inchcape Plc	837,120	4,505,300
International Consolidated Airlines Group SA (b)	2,420,400	6,771,540
Kazakhmys Plc	234,000	4,207,098
National Grid Plc	1,139,100	11,342,858
Persimmon Plc	50,300	418,118
Rexam Plc	1,456,900	8,603,084
SSE Plc	476,400	9,191,606
Subsea 7 SA (b)	270,800	5,489,378
Taylor Wimpey Plc (b)	2,185,100	1,462,777
Vodafone Group Plc - ADR (a)	703,400	19,055,106

		168,474,440

United States – 0.8%
MercadoLibre, Inc. (a)	54,000	4,719,600
NII Holdings, Inc. (a)(b)	128,100	2,576,091

		7,295,691

Total Common Stocks – 86.2%		810,216,091

Total Long-Term Investments
(Cost – $804,063,402) – 86.2%		810,216,091

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	67,376,110	67,376,110

Total Short-Term Securities
(Cost – $67,376,110) – 7.2%		67,376,110

Total Investments Before Outstanding Options Written (Cost – $871,439,512*) – 93.4%		877,592,201

Options Written	Contracts

Exchange-Traded Call Options – (0.3)%
Arcos Dorados Holdings, Inc., Class A:
Strike Price USD 22.50, Expires 2/20/12	490	(12,250)
Strike Price USD 22.50, Expires 3/19/12	527	(34,255)
Baidu, Inc. - ADR, Strike Price USD 135, Expires 2/20/12	200	(45,700)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Banco Bradesco SA - ADR:
Strike Price USD 17, Expires 2/20/12	1,800	$(195,300)
Strike Price USD 18, Expires 2/20/12	1,025	(39,975)
Barclays Plc - ADR:
Strike Price USD 12, Expires 2/20/12	1,535	(264,788)
Strike Price USD 14, Expires 3/19/12	1,100	(71,500)
Strike Price USD 15, Expires 3/19/12	1,100	(33,000)
BHP Billiton Ltd. - ADR:
Strike Price USD 77.50, Expires 2/20/12	295	(97,350)
Strike Price USD 80, Expires 3/19/12	290	(78,590)
Check Point Software Technologies Ltd., Strike Price USD 55, Expires 2/20/12	295	(59,000)
First Quantum Minerals Ltd.:
Strike Price CAD 20, Expires 2/20/12	975	(235,801)
Strike Price CAD 21, Expires 2/20/12	975	(160,442)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 70, Expires 3/19/12	380	(110,200)
Gildan Activewear, Inc., Strike Price CAD 23, Expires 3/19/12	630	(40,211)
Goldcorp, Inc., Strike Price CAD 46, Expires 3/19/12	505	(178,792)
Manulife Financial Corp., Strike Price CAD 12, Expires 3/19/12	1,975	(75,833)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 12, Expires 3/19/12	1,355	(77,913)
MercadoLibre, Inc., Strike Price USD 90, Expires 3/19/12	300	(126,000)
NII Holdings, Inc.:
Strike Price USD 22, Expires 2/20/12	355	(7,100)
Strike Price USD 23, Expires 2/20/12	355	(3,550)
Royal Bank of Canada, Strike Price CAD 54, Expires 3/19/12	480	(28,962)
Royal Dutch Shell Plc, Class A - ADR, Strike Price USD 75, Expires 2/20/12	170	(3,400)
Shire Plc - ADR, Strike Price USD 100, Expires 2/20/12	245	(50,839)
Suncor Energy, Inc.:
Strike Price USD 28, Expires 2/20/12	520	(335,400)
Strike Price USD 29, Expires 2/20/12	512	(280,320)
Strike Price USD 34, Expires 3/19/12	95	(17,005)
Teva Pharmaceutical Industries Ltd. - ADR, Strike Price USD 45, Expires 2/20/12	420	(41,790)
The Toronto-Dominion Bank, Strike Price CAD 76, Expires 2/20/12	550	(105,316)
TransCanada Corp.:
Strike Price CAD 44, Expires 2/18/12	800	(5,585)
Strike Price CAD 42, Expires 2/20/12	32	(941)
Vodafone Group Plc - ADR:
Strike Price USD 27.55, Expires 2/13/12	3,390	(47,199)
Strike Price USD 27.70, Expires 3/19/12	480	(15,673)
Yamana Gold, Inc.:
Strike Price CAD 16, Expires 2/20/12	2,125	(301,997)
Strike Price CAD 16, Expires 3/19/12	655	(110,397)

Total Exchange-Traded Call Options		(3,292,374)

Over-the-Counter Call Options – (1.4)%
Adidas AG:
Strike Price EUR 52.11, Expires 2/14/12, Broker UBS Securities LLC	44,000	(192,849)
Strike Price EUR 55.90, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	17,800	(34,020)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Aegon NV, Strike Price EUR 3.37, Expires 2/29/12, Broker UBS Securities LLC	490,300	$(249,581)
Aker Solutions ASA, Strike Price NOK 66.33, Expires 2/14/12, Broker UBS Securities LLC	146,700	(170,490)
Akzo Nobel NV, Strike Price EUR 39.67, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	59,300	(112,159)
Allianz SE, Strike Price EUR 88.06, Expires 3/14/12, Broker Citigroup Global Markets, Inc.	41,500	(103,356)
Anheuser-Busch InBev NV, Strike Price EUR 48.32, Expires 3/07/12, Broker UBS Securities LLC	108,200	(90,034)
ArcelorMittal:
Strike Price EUR 15.12, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	97,900	(135,873)
Strike Price EUR 16.47, Expires 3/07/12, Broker Credit Suisse First Boston	159,000	(105,171)
Arcos Dorados Holdings, Inc., Class A, Strike Price USD 21.66, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	62,000	(64,480)
ARM Holdings Plc, Strike Price GBP 6.10, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	98,000	(49,426)
ASML Holding NV, Strike Price EUR 32.32, Expires 2/14/12, Broker UBS Securities LLC	59,800	(71,183)
Australia & New Zealand Banking Group Ltd., Strike Price AUD 21.05, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	199,000	(108,993)
Avago Technologies Ltd.:
Strike Price USD 29.34, Expires 2/16/12, Broker Deutsche Bank Securities Corp.	35,000	(161,704)
Strike Price USD 34.99, Expires 3/02/12, Broker Banc of America Securities	54,500	(50,685)
AXA SA, Strike Price EUR 12.29, Expires 3/14/12, Broker UBS Securities LLC	237,100	(80,608)
Banco Bradesco SA, Preference Shares, Strike Price BRL 30.9, Expires 2/10/12, Broker Deutsche Bank Securities Corp.	112,000	(48,122)
Bayer AG, Strike Price EUR 46.54, Expires 2/03/12, Broker UBS Securities LLC	22,000	(206,245)
Bayerische Motoren Werke AG, Strike Price EUR 59.43, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	33,500	(288,838)
Bellway Plc:
Strike Price GBP 7.28, Expires 2/29/12, Broker Societe General Securities Corp.	31,300	(15,612)
Strike Price GBP 7.47, Expires 3/07/12, Broker UBS Securities LLC	31,300	(12,186)
BG Group Plc:
Strike Price GBP 14.93, Expires 2/29/12, Broker Societe General Securities Corp.	77,000	(27,669)
Strike Price GBP 15.02, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	151,000	(55,411)
BM&FBOVESPA SA:
Strike Price BRL 10.45, Expires 3/08/12, Broker UBS Securities LLC	86,000	(36,101)
Strike Price BRL 10.8, Expires 3/22/12, Broker Banc of America Securities	443,500	(149,482)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
BNP Paribas SA, Strike Price EUR 34.99, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	45,800	$(61,688)
BP Plc:
Strike Price GBP 4.58, Expires 2/03/12, Broker Morgan Stanley & Co., Inc.	728,000	(225,281)
Strike Price GBP 4.86, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	340,000	(49,928)
British American Tobacco Plc, Strike Price GBP 29.68, Expires 3/14/12, Broker UBS Securities LLC	167,000	(116,304)
Britvic Plc:
Strike Price GBP 3.35, Expires 2/14/12, Broker Morgan Stanley & Co., Inc.	199,700	(41,256)
Strike Price GBP 3.41, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	199,700	(40,589)
Strike Price GBP 3.40, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	225,000	(50,145)
Bwin.Party Digital Entertainment Plc, Strike Price GBP 1.66, Expires 2/29/12, Broker Societe General Securities Corp.	233,000	(30,984)
Carlsberg A/S, Class B, Strike Price DKK 418.67, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	29,300	(113,141)
Check Point Software Technologies Ltd., Strike Price USD 55.50, Expires 2/29/12, Broker Goldman Sachs & Co.	17,200	(35,017)
Chunghwa Telecom Co. Ltd. - ADR:
Strike Price USD 33.33, Expires 2/13/12, Broker Goldman Sachs & Co.	47,500	(3,530)
Strike Price USD 32.95, Expires 3/07/12, Broker Deutsche Bank Securities Corp.	47,500	(15,787)
Cia Energetica de Minas Gerais - ADR:
Strike Price USD 17.31, Expires 2/06/12, Broker Deutsche Bank Securities Corp.	75,000	(220,046)
Strike Price USD 17.31, Expires 2/13/12, Broker Deutsche Bank Securities Corp.	75,000	(220,046)
Strike Price USD 18.29, Expires 2/23/12, Broker UBS Securities LLC	56,000	(109,719)
Strike Price USD 20.13, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	43,000	(33,444)
Compass Group Plc, Strike Price GBP 6.26, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	204,800	(5,343)
Continental AG, Strike Price EUR 62.52, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	26,500	(84,658)
Corio NV - REIT, Strike Price EUR 34.54, Expires 3/07/12, Broker UBS Securities LLC	9,000	(18,753)
Covidien Plc, Strike Price USD 51.80, Expires 3/27/12, Broker Goldman Sachs & Co.	50,000	(65,046)
Daiwa Office Investment Corp. - REIT, Strike Price JPY 166,044, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	195	(21,397)
Danone SA, Strike Price EUR 47.18, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	53,900	(97,186)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Deutsche Lufthansa AG:
Strike Price EUR 9.65, Expires 2/03/12, Broker Citigroup Global Markets, Inc.	83,700	$(105,840)
Strike Price EUR 10.33, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	117,000	(93,567)
ENI SpA, Strike Price EUR 16.67, Expires 2/14/12, Broker UBS Securities LLC	209,800	(127,488)
Experian Plc:
Strike Price GBP 8.24, Expires 2/03/12, Broker UBS Securities LLC	107,400	(62,423)
Strike Price GBP 8.63, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	98,000	(16,356)
Strike Price GBP 8.85, Expires 3/14/12, Broker UBS Securities LLC	134,000	(21,206)
Fomento Economico Mexicano SAB de CV - ADR:
Strike Price USD 67.77, Expires 2/08/12, Broker Goldman Sachs & Co.	18,500	(57,793)
Strike Price USD 70.27, Expires 3/14/12, Broker Morgan Stanley & Co., Inc.	20,500	(44,102)
GDF Suez, Strike Price EUR 21.50, Expires 3/07/12, Broker Credit Suisse First Boston	97,900	(64,731)
GlaxoSmithKline Plc, Strike Price GBP 14.97, Expires 2/02/12, Broker UBS Securities LLC	352,400	(57)
Grupo Modelo SAB de CV, Series C:
Strike Price MXN 87.62, Expires 2/10/12, Broker Morgan Stanley & Co., Inc.	114,100	(109)
Strike Price MXN 85.24, Expires 3/08/12, Broker Citigroup Global Markets, Inc.	114,100	(6,891)
Strike Price MXN 80.71, Expires 3/22/12, Broker Citigroup Global Markets, Inc.	114,500	(25,471)
HSBC Holdings Plc, Strike Price GBP 4.85, Expires 2/03/12, Broker Societe General Securities Corp.	1,097,000	(785,878)
Imperial Tobacco Group Plc, Strike Price GBP 24.39, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	147,500	(8,204)
Inchcape Plc:
Strike Price GBP 2.97, Expires 2/14/12, Broker UBS Securities LLC	230,300	(160,061)
Strike Price GBP 3.03, Expires 2/29/12, Broker Societe General Securities Corp.	230,300	(147,564)
Infineon Technologies AG:
Strike Price EUR 6.99, Expires 3/07/12, Broker UBS Securities LLC	468,000	(164,114)
Strike Price EUR 7.24, Expires 3/07/12, Broker UBS Securities LLC	121,700	(28,052)
ING Groep NV, Strike Price EUR 7.20, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	228,400	(96,229)
International Consolidated Airlines Group SA, Strike Price GBP 1.48, Expires 2/29/12, Broker UBS Securities LLC	1,331,500	(635,276)
Intesa Sanpaolo SpA, Strike Price EUR 1.38, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	1,773,000	(318,697)

4	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Japan Prime Realty Investment Corp. - REIT, Strike Price JPY 181,194, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	245	$(13,941)
Julius Baer Group Ltd., Strike Price CHF 38.87, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	69,900	(58,485)
K+S AG, Strike Price EUR 37.16, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	79,500	(94,649)
Kazakhmys Plc, Strike Price GBP 11.12, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	128,700	(145,645)
Koninklijke DSM NV, Strike Price EUR 38.86, Expires 3/07/12, Broker UBS Securities LLC	61,900	(103,420)
KT Corp. - ADR:
Strike Price USD 16.63, Expires 2/14/12, Broker Deutsche Bank Securities Corp.	50,500	(797)
Strike Price USD 14.75, Expires 3/14/12, Broker Goldman Sachs & Co.	70,000	(31,027)
LVMH Moet Hennessy Louis Vuitton SA:
Strike Price EUR 120.98, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	19,000	(138,186)
Strike Price EUR 125, Expires 3/16/12, Broker UBS Securities LLC	65	(34,988)
Merck KGaA, Strike Price EUR 78.02, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	34,300	(154,350)
Metro AG, Strike Price EUR 28.63, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	40,200	(74,643)
MTN Group Ltd., Strike Price ZAR 137.06, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	159,000	(49,931)
Naspers Ltd., N Shares, Strike Price ZAR 370.67, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	47,000	(149,404)
National Grid Plc:
Strike Price GBP 6.38, Expires 2/29/12, Broker Societe General Securities Corp.	511,500	(82,137)
Strike Price GBP 6.30, Expires 3/07/12, Broker UBS Securities LLC	115,000	(24,404)
Nestle SA:
Strike Price CHF 54.59, Expires 2/29/12, Broker UBS Securities LLC	106,700	(28,768)
Strike Price CHF 54.14, Expires 3/07/12, Broker Credit Suisse First Boston	25,200	(9,667)
Repsol YPF SA:
Strike Price EUR 22.26, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	50,000	(23,237)
Strike Price EUR 22.75, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	125,000	(40,738)
Rexam Plc:
Strike Price GBP 3.78, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	221,300	(31,291)
Strike Price GBP 3.86, Expires 3/14/12, Broker UBS Securities LLC	580,000	(59,597)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Roche Holding AG:
Strike Price CHF 165.03, Expires 2/14/12, Broker UBS Securities LLC	32,900	$(10,637)
Strike Price CHF 166.45, Expires 3/08/12, Broker Credit Suisse First Boston	7,400	(5,750)
Royal Dutch Shell Plc, Class A - ADR:
Strike Price USD 71.33, Expires 2/08/12, Broker Citigroup Global Markets, Inc.	53,000	(47,191)
Strike Price USD 71.49, Expires 3/30/12, Broker Goldman Sachs & Co.	53,300	(113,533)
Sanofi SA, Strike Price EUR 56.73, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	87,300	(139,585)
Scottish & Southern Energy Plc:
Strike Price GBP 12.64, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	204,600	(1,172)
Strike Price GBP 12.36, Expires 3/14/12, Broker UBS Securities LLC	57,500	(17,738)
Seadrill Ltd.:
Strike Price NOK 214.03, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	94,600	(133,318)
Strike Price NOK 214.71, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	91,000	(123,230)
Singapore Telecommunications Ltd., Strike Price SGD 3.17, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	2,328,000	(38,597)
Societe Generale SA, Strike Price EUR 20.17, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	71,800	(165,570)
Storebrand ASA, Strike Price NOK 29.89, Expires 3/07/12, Broker UBS Securities LLC	327,200	(63,125)
Straits Asia Resources Ltd., Strike Price SGD 1.93, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	1,474,000	(486,012)
Subsea 7 SA, Strike Price NOK 120.98, Expires 2/14/12, Broker Citigroup Global Markets, Inc.	149,000	(69,880)
Svenska Cellulosa AB, B Shares, Strike Price SEK 106.25, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	147,300	(166,151)
Swiss Re AG:
Strike Price CHF 49.09, Expires 2/14/12, Broker UBS Securities LLC	71,000	(128,369)
Strike Price CHF 51.41, Expires 3/07/12, Broker Credit Suisse First Boston	22,800	(28,290)
Taiwan Semiconductor Manufacturing Co. Ltd., Strike Price TWD 76.38, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	987,000	(85,691)
Taylor Wimpey Plc, Strike Price GBP 0.39, Expires 2/29/12, Broker Societe General Securities Corp.	1,202,000	(74,839)
Telefonica SA, Strike Price EUR 13.49, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	287,500	(61,106)

JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Temenos Group AG:
Strike Price CHF 14.11, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	13,500	$(39,593)
Strike Price CHF 15.25, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	133,000	(300,089)
Strike Price CHF 16.68, Expires 3/07/12, Broker UBS Securities LLC	13,200	(12,652)
Tencent Holdings Ltd., Strike Price HKD 172.00, Expires 2/15/12, Broker Citigroup Global Markets, Inc.	115,500	(265,987)
Tokyo Electron Ltd., Strike Price JPY 3,963.89, Expires 2/15/12, Broker Deutsche Bank Securities Corp.	20,000	(102,220)
Unilever NV, Strike Price EUR 25.52, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	125,600	(83,427)
United Microelectronics Corp.:
Strike Price TWD 13.15, Expires 2/15/12, Broker Morgan Stanley & Co., Inc.	4,316,000	(343,208)
Strike Price TWD 13.68, Expires 3/13/12, Broker Goldman Sachs & Co.	4,316,000	(271,131)
Volkswagen AG, Preference Shares:
Strike Price EUR 126.95, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	26,000	(353,532)
Strike Price EUR 136.87, Expires 3/07/12, Broker Morgan Stanley & Co., Inc.	7,800	(56,708)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Xstrata Plc, Strike Price GBP 10.80, Expires 3/07/12, Broker Citigroup Global Markets, Inc.	346,500	$(312,755)

Total Over-the-Counter Call Options		(12,700,066)

Total Options Written (Premiums Received – $12,287,957) – (1.7)%		(15,992,440)

Total Investments Net of Outstanding Options Written – 91.7%		861,599,761
Other Assets Less Liabilities – 8.3%		77,608,496

Net Assets – 100.0%		$939,208,257

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Aggregate cost	$891,036,220

Gross unrealized appreciation	$52,659,080
Gross unrealized depreciation	(66,103,099)

Net unrealized depreciation	$(13,444,019)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Shares Purchased	Shares Sold	Shares Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	61,562,830	5,813,280	(5,812,613)	67,376,110	$67,376,110	$667	$16,526
iShares MSCI EAFE Index Fund	660,000	–	(660,000)	–	–	$(3,106,953)	$375,690

6	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)

•	Foreign currency exchange contracts as of January 31, 2012 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
		Citigroup Global
HKD 21,546,000	USD 2,777,359	Markets, Inc.	2/01/12	$ 870
		Deutsche Bank
SGD 3,447,000	USD 2,745,087	Securities Corp.	2/01/12	(4,697)
		Banc of America
USD 2,321,214	CHF 2,126,000	Securities	2/01/12	11,600
		Citigroup Global
USD 251,407	NOK 1,468,000	Markets, Inc.	2/01/12	1,193
		Deutsche Bank
USD 262,482	EUR 200,000	Securities Corp.	2/01/12	873
		Citigroup Global
USD 77,552	CAD 78,000	Markets, Inc.	2/01/12	(238)
		Deutsche Bank
SGD 1,995,000	USD 1,583,479	Securities Corp.	2/02/12	2,561
		Citigroup Global
USD 546,030	GBP 348,000	Markets, Inc.	2/02/12	(2,346)
		Citigroup Global
USD 5,746,820	EUR 4,379,000	Markets, Inc.	2/02/12	18,893
		Citigroup Global
USD 2,928,979	GBP 1,859,000	Markets, Inc.	2/03/12	(425)
		Deutsche Bank
USD 1,345,214	AUD 1,268,000	Securities Corp.	2/03/12	(959)
SGD 1,768,000	USD 1,405,291	RBS Securities, Inc.	2/03/12	282

Total				$ 27,607

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$8,468,304	$21,334,589	–	$29,802,893
Belgium	–	11,959,533	–	11,959,533
Bermuda	–	6,914,294	–	6,914,294
Brazil	31,126,214	–	–	31,126,214
British Virgin Islands	6,686,500	–	–	6,686,500
Canada	51,165,639	–	–	51,165,639
China	5,147,380	14,602,004	–	19,749,384
Denmark	–	4,055,242	–	4,055,242
France	–	44,715,808	–	44,715,808
Germany	–	69,084,929	–	69,084,929
Gibraltar	–	1,072,204	–	1,072,204
Hong Kong	2,749,590	15,039,734	–	17,789,324
India	–	522,351	–	522,351
Indonesia	–	3,557,896	–	3,557,896
Ireland	9,175,548	–	–	9,175,548
Israel	8,213,414	–	–	8,213,414
Italy	–	14,616,077	–	14,616,077
Japan	–	67,859,985	–	67,859,985
Luxembourg	–	9,593,616	–	9,593,616
Mexico	13,707,549	–	–	13,707,549
Netherlands	15,998,912	27,651,123	–	43,650,035
Norway	–	6,226,731	–	6,226,731
Singapore	5,508,462	22,148,187	–	27,656,649
South Africa	–	9,170,090	–	9,170,090
South Korea	4,088,794	26,779,739	–	30,868,533
Spain	–	15,872,318	–	15,872,318
Sweden	–	4,478,316	–	4,478,316
Switzerland	–	51,061,571	–	51,061,571
Taiwan	5,590,725	18,502,592	–	24,093,317
United Kingdom	28,283,919	140,190,521	–	168,474,440
United States	7,295,691	–	–	7,295,691
Short-Term Securities	67,376,110	–	–	67,376,110

Total	$270,582,751	$607,009,450	–	$877,592,201

JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$36,272	–	–	$36,272
Liabilities:
Equity contracts	(3,229,501)	$(12,762,939)	–	(15,992,440)
Foreign currency exchange contracts	(8,665)	–	–	(8,665)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Total	$(3,201,894)	$(12,762,939)	–	$(15,964,833)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	JPY	Japanese Yen
	AUD	Australian Dollar	MXN	Mexican Peso
	BRL	Brazil Real	NOK	Norwegian Krone
	CAD	Canadian Dollar	REIT	Real Estate Investment Trust
	CHF	Swiss Franc	SEK	Swedish Krona
	DKK	Danish Krone	SGD	Singapore Dollar
	EUR	Euro	TWD	Taiwan Dollar
	GBP	British Pound	USD	US Dollar
	HKD	Hong Kong Dollar	ZAR	South African Rand

8	JANUARY 31, 2012

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Growth and Income Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Growth and Income Trust

Date:	March 23, 2012